LOANS TO THIRD PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
LOANS TO THIRD PARTIES (Tables)
Schedule of loans to third parties
	June 30,	December 31,
	2019	2018
	(unaudited)
Loan to third party A	$-	$648,386
Loan to third party B	-	174,845
Loans to third parties	$-	$823,231

	December 31,	December 31,
	2018	2017

Loan to third party A	$648,386	$-
Loan to third party B	174,845	-
Loan to third party C	-	306,510
Loans to third parties	$823,231	$306,510